Disclosure of detailed information about cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Bank balances	$ 33,376	$ 38,782
Short-term deposits	0	495
Cash, cash equivalents and restricted cash	$ 33,376	$ 39,277